Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash flows from operating activities
Receipts from customers	$ 1,981	$ 2,101	$ 4,534
Payments to suppliers and employees	(1,613)	(1,684)	(3,383)
Cash generated from operations	368	417	1,151
Dividends received from joint ventures	49	0	6
Taxation refund	0	11	14
Taxation paid	(96)	(107)	(174)
Net cash inflow (outflow) from operating activities	321	321	997
Cash flows from investing activities
Capital expenditure	(293)	(390)	(829)
Expenditure on intangible assets	0	(1)	(1)
Proceeds from disposal of tangible assets	310	2	7
Other investments acquired	(54)	(54)	(91)
Proceeds from disposal of other investments	76	46	78
Investments in associates and joint ventures	(5)	(20)	(27)
Loans advanced to associates and joint ventures	(3)	(3)	(6)
Cash payment to settle the sale of environmental trust fund	(32)	0	0
Decrease (increase) in cash restricted for use	9	0	(8)
Interest received	7	8	15
Net cash inflow (outflow) from investing activities	15	(412)	(862)
Cash flows from financing activities
Proceeds from borrowings	283	331	815
Repayment of borrowings	(500)	(167)	(767)
Finance costs paid	(66)	(67)	(138)
Dividends paid	(39)	(58)	(58)
Net cash inflow (outflow) from financing activities	(322)	39	(148)
Net increase (decrease) in cash and cash equivalents	14	(52)	(13)
Translation	(4)	1	3
Cash and cash equivalents at beginning of period	205	215	215
Cash and cash equivalents at end of period	$ 215	$ 164	$ 205